Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($) Branch	Oct. 31, 2017 CAD ($)
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Fair value of counterparty collateral permitted to sell or repledge	$ 123,782	$ 118,324
Fair value of collateral sold or repledged	82,392	76,909
Minimum lease payments receivable under noncancellable operating lease	2,742
Minimum lease payments receivable under noncancellable operating lease	404
Minimum lease payments receivable under noncancellable operating lease	358
Minimum lease payments receivable under noncancellable operating lease	301
Minimum lease payments receivable under noncancellable operating lease	254
Minimum lease payments receivable under noncancellable operating lease	215
Minimum lease payments receivable under noncancellable operating lease	$ 1,210
Number of leased branch locations | Branch	1,130
ongoing bank- wide [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Restructuring charges	$ 176	$ 98